Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
6. Fair Value of Financial Instruments
The Company measures fair value based on the prices that would be received to sell an as
s
et or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on a three-tier hierarchy that prioritizes the inputs used to measure fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy.

	March 31, 2021
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$156,351	$156,351	$—	$—
Derivative financial instruments	7,281	—	7,281	—

Total assets measured at fair value	$163,632	$156,351	$7,281	$—

Liabilities measured at fair value
Derivative financial instruments	$1,515	$—	$1,515	$—
Warrant liability	26,761	—	—	26,761
Contingent consideration liabilities	46,841	—	—	46,841

Total liabilities measured at fair value	$75,117	$—	$1,515	$73,602

	December 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$204,301	$204,301	$—	$—
Derivative financial instruments	1,824	—	1,824	—

Total assets measured at fair value	$206,125	$204,301	$1,824	$—

Liabilities measured at fair value
Derivative financial instruments	$1,882	$—	$1,882	$—
Warrant liability	21,234	—	—	21,234
Contingent consideration liabilities	45,901	—	—	45,901

Total liabilities measured at fair value	$69,017	$—	$1,882	$67,135

Interest Rate Cap Agreements
The Company had interest rate cap contracts with an aggregate notional value of principal of $2.2 billion as of each of March 31, 2021 and December 31, 2020, from various financial institutions to manage the Company’s exposure to interest rate movements on variable rate credit facilities. As of March 31, 2021, the aggregate fair value of the Company’s outstanding interest rate caps represented an outstanding net asset of $7.3 million and an outstanding net liability of $1.5 million. As of December 31, 2020, the aggregate fair value of the Company’s outstanding interest rate caps represented an outstanding net asset of $1.8 million and an outstanding net liability of $1.9 million.
As of March 31, 2021, $7.3 million and $1.5 million of fair value of the Company’s outstanding interest rate caps were included in “Prepaid expenses and other current assets” and “Other accrued expenses” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Operations and Comprehensive Loss. As of December 31, 2020, $1.8 million, $1.0 million, and $0.9 million of fair value of the Company’s outstanding interest rate caps were included in “Prepaid expenses and other current assets”, “Other accrued expenses”, and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Operations and Comprehensive Loss.
During the three months ended March 31, 2021 and 2020, the Company recorded a gain within interest expense, net in the amount of $5.4 million, and $0.1 million, respectively, related to changes in the fair value of its derivative instruments.
Forward Contracts
As of March 31, 2021, the Company had two open Euro forward contracts to hedge foreign currency exposure on a total of €1.2 million, with maturities in fiscal year 2021. As of December 31, 2020, the Company had no open Euro forward contracts.
During the three months ended March 31, 2021 and 2020, the Company recognized a gain less than $0.1 million and $0.1 million, respectively, related to changes in fair value of the forward contracts as a component of “Selling, general and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss.
Warrant Liability
The estimated fair value of the liability is recorded using significant unobservable measures and other fair value inputs and is therefore classified as a Level 3 financial instrument.
The fair value of the warrants on the date of issuance and on each remeasurement date of certain warrants issued by the Company in a private placement in connection with the Closing (the “private placement warrants”) and classified as liabilities is estimated using the Black-Scholes option pricing model using the following assumptions:

	March 31, 2021		December 31, 2020
Fair value warrants per share	$3.65		$2.90
Share Price	$11.81		$13.17
Exercise price per share	$11.50		$11.50
Term (years)	4.6	years	4.8	years
Implied volatility	34.0%		17.0%
Risk-free interest rate	0.9%		0.4%
Dividend yield	0.0%		0.0%
As of March 31, 2021, 7,333,333 private placement warrants remained outstanding at a fair value of $26.7 million resulting in a $5.5 million expense related to the change in fair value of warrant liability for the three months ended March 31, 2021. The warrant liability is stated at fair value at each reporting period with the change in fair value recorded on the Consolidated Statement of Operations and Comprehensive Loss until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument.
Contingent Consideration Liabilities
Each reporting period, the Company measures the fair value of its contingent liabilities by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss.
As of March 31, 2021, the maximum potential payment outcomes were $289.9 million. The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	March 31,
(in thousands)	2021	2020

Beginning of the period	$45,901	$47,649
Fair value of acquisitions	2,692	17,210
Payments	—	(2,375)
Measurement period adjustments	(1,181)	—
Changes in fair value	(584)	4,577
Foreign exchange translation effects	13	(775)

End of the period	$46,841	$66,286

Since the initial preliminary estimates reported in 2020, the Company has updated certain amounts reflected in the preliminary purchase price allocation, as summarized in the fair values of assets acquired and liabilities assumed as set forth above. Specifically, contingent consideration decreased $1.2 million due to fair value measurement period adjustments. Measurement period adjustments are recognized in the reporting period in which the adjustments are determined and calculated as if the accounting had been completed at the acquisition date.
Long-term Debt
The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at March 31, 2021
New Term Loan Credit Facility	$1,321,688	$1,451,134
Notes	775,000	902,118
Notes payable and deferred obligations	2,973	2,973

Total long-term debt	$2,099,661	$2,356,225

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2020
New Term Loan Credit Facility	$1,325,000	$1,447,993
Notes	775,000	884,826
New Revolving Credit Facility	50,000	50,000
Notes payable and deferred obligations	3,618	3,618

Total long-term debt	$2,153,618	$2,386,437

9. Fair Value of Financial Instruments
The Company measures fair value based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on a three-tier hierarchy that prioritizes the inputs used to measure fair value. These tiers include: Level
1
, defined as observable inputs such as quoted prices in active markets; Level
2
, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level
3
, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
As of December 31, 2020, and 2019, the Company’s interest rate derivatives and forward contracts are Level 2 assets and liabilities with the related fair values based on third-party pricing service models. These models use discounted cash flows that utilize market-based forward swap curves commensurate with the terms of the underlying instruments.
As of December 31, 2020, and 2019, the contingent consideration assets and liabilities are Level 3 assets and liabilities with the related fair values based on the significant unobservable inputs and probability weightings in using the income approach.
The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy. The carrying amounts of “Cash and cash equivalents”, “Accounts receivable”, and “Accounts payable” approximate fair value due to the short-term maturities of these financial instruments in the Consolidated Balance Sheets.

	December 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$204,301	$204,301	$—	$—
Derivative financial instruments	1,824	—	1,824	—

Total assets measured at fair value	$206,125	$204,301	$1,824	$—

Liabilities measured at fair value
Derivative financial instruments	$1,882	$—	$1,882	$—
Warrant liability	21,234	—	—	21,234
Contingent consideration liabilities	45,901	—	—	45,901

Total liabilities measured at fair value	$69,017	$—	$1,882	$67,135

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration receivable	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration liabilities	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649

Interest Rate Cap Agreements
As of December 31, 2020, and 2019, the Company had interest rate cap contracts with an aggregate notional value of principals of $2.2 billion and $1.5 billion, respectively, from various financial institutions to manage the Company’s exposure to interest rate movements on variable rate credit facilities. As of December 31, 2020, the aggregate fair value of the Company’s outstanding interest rate caps represented an outstanding net asset of $
1.8
 million and an outstanding net liability of $
1.9
 million. As of December
31
,
2019
, the aggregate fair value of the Comp
a
ny’s outstanding interest rate caps represented an outstanding net liability of $
3.3
 million.
As of December 31, 2020, $1.8 million, $1.0 million, and $0.9 million of the Company’s fair value of outstanding interest rate caps were included in “Prepaid expenses and other current assets “, “Other accrued expenses”, and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Operations and Comprehensive Loss. As of December 31, 2019, $1.0 million and $2.3 million of the Company’s fair value of outstanding interest rate caps were included in “Other accrued expenses” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Operations and Comprehensive Loss.
During the years ended December 31, 2020, 2019, and 2018, the Company recorded interest expense in the amount of $0.4 million, $2.7 million, and $3.9 million, respectively, related to changes in the fair value of its derivative instruments, respectively.
Forward Contracts
During the years ended December 31, 2020, 2019, and 2018, the Company recognized a gain of $0.5 million, a loss of $0.4 million, and a loss of $1.0 million, respectively, related to changes in fair values of the forward contracts as a component of “Selling, general and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.
Warrant Liability
The estimated fair value of the liability is recorded using significant unobservable measures and other fair value inputs and is therefore classified as a Level 3 financial instrument.
The fair value of the warrants on the date of issuance and on each remeasurement date of those warrants classified as liabilities is estimated using the Black-Scholes option pricing model using the following inputs and assumptions:

	Year Ended December 31, 2020	Date of Transaction October 28, 2020
Fair value warrants per share	$2.90	$1.07
Share price	$13.17	$8.86
Exercise price per share	$11.50	$11.50
Term (years)	4.8 years	5.0 years
Implied volatility	17.0%	23.4%
Risk-free interest rate	0.4%	0.3%
Dividend yield	0.0%	0.0%
As of December 31, 2020, 7,333,333 private placement warrants remained outstanding at a fair value of $21.2 million resulting in $13.4 million of expense related to the change in fair value of the warrant liability for the year ended December 31, 2020. The warrant liability is stated at fair value at each reporting period with the change in fair value recorded on the Consolidated Statement of Operations and Comprehensive Loss until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument.
Contingent Consideration Receivable
Each reporting period, the Company measures the fair value of its contingent receivable by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.
The Company has reassessed the fair value of contingent consideration, noting that as of December 31, 2020, projected EBITDA related to acquisitions, which was anticipated to contribute to measurement period EBITDA, was lower than expected. This reassessment resulted in a fair value adjustment of a $6.1 million loss that was included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.
Long-term Debt
The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2020
New Term Loan Credit Facility	$1,325,000	$1,447,993
Notes	775,000	884,826
New Revolving Credit Facility	50,000	50,000
Notes payable and deferred obligations	3,618	3,618

Total long-term debt	$2,153,618	$2,386,437

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First Lien Term Loan	$2,467,529	$2,413,663
Second Lien Term Loan	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061